Risk and Capital Management - Summary of Assessing Minimum Capital Requirements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 1,153,841	R$ 1,042,207
Credit risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	1,044,344	921,934
Credit risk [member] | Credit Risk Excluding Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	922,824	778,153
Credit risk [member] | Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	42,898	45,674
Credit risk [member] | Counterparty Credit Risk [Member] | Credit Risk Excluding Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	27,616	27,119
Credit risk [member] | Counterparty Credit Risk [Member] | Other Counterparty Credit Risk [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	15,282	18,555
Credit risk [member] | Credit Valuation Adjustment [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	8,102	5,960
Credit risk [member] | Equity Investments In Funds Look Through Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	5,001	4,897
Credit risk [member] | Equity Investments In Funds Mandate Based Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	95	623
Credit risk [member] | Equity Investment In Funds Fall Back Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	824	716
Credit risk [member] | Securitisation Exposures Standardised Approcah [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	2,195	1,506
Credit risk [member] | Amount Below The Thresholds For Deduction [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	62,405	84,405
Operational risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	86,512	92,792
Market risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	22,985	27,481
Market risk [member] | Standardised Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	28,731	34,351
Market risk [member] | Internal Model Approach [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 14,751	R$ 22,362